Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Administrative Expenses [Abstract]
Schedule of Administrative Expenses
	December 31, 2025	December 31, 2024	December 31, 2023

Third party services and financial system services	(243,498)	(112,611)	(78,434)
Rent, condominium fee and property services	(30,967)	(35,261)	(24,126)
Taxes	(3,569)	(3,549)	(1,813)
Provisions for contingencies	(110,916)	(16,871)	(13,535)
Others	(55,736)	(66,131)	(18,751)
Total	(444,686)	(234,423)	(136,659)